Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Schedule of Loss before Income Tax Expense

Loss before income tax expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Hong Kong	(4,499)	(714)	1,559
Cayman Islands	(8,454)	(7,805)	(5,960)
Samoa	(25)	-	-
British Virgin Islands	(40)	-	-
Bahrain	(267)	-	-
Singapore	(3)	-	-
Loss before income tax expense	(13,288)	(8,519)	(4,401)

Schedule of Reconciliation the Statutory and Effective Tax Expenses

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2026, 2025 and 2024.

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Loss before income tax expense	(13,288)	(8,519)	(4,401)
Tax at Hong Kong statutory tax rate of 16.5%	(2,193)	(1,406)	(726)
Effect of tax-exempt for the Company incorporated in Cayman Islands	1,385	1,288	984
Effect of tax-exempt for the Company incorporated in Samoa	4	-	-
Effect of tax-exempt for the Company incorporated in British Virgin Islands	2	-	-
Effect of tax-exempt for the Company incorporated in Bahrain	44	-	-
Tax effect on non-assessable income	(1)	(19)	-
Tax effect on non-deductible expenses	11	-	60
Tax effect on deductible temporary differences	9	-	(2)
Under provision of prior year	-	19	-
Change in valuation allowance	739	137	(140)
Tax concession	-	-	(21)
Income tax expense	-	19	155

Schedule of the Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	876	137
Less: valuation allowance	(876)	(137)
Deferred tax assets, net	-	-

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of March 31,
	2026	2025
	$’000	$’000

Beginning balance	137	-
Tax losses recognized	739	137
Ending balance	876	137